The Arbor Fund
                                Semi-Annual Report
                               AS OF JULY 31, 1997



                                 [GOLDEN OAK LOGO]
                                    Golden Oak
                                 Family of Funds



                                   ADVISED BY
                                  CITIZENS BANK

TABLE OF CONTENTS


Letter to Shareholders ....................................................   2

Statement of Net Assets ...................................................   3

Statement of Operations ...................................................  17

Statement of Changes in Net Assets ........................................  18

Financial Highlights ......................................................  20

Notes to Financial Statements .............................................  21

Dear Shareholder:

We believe performance of the economy and the strength of the domestic stock market have been absolutely incredible. Although the current economic expansion is more than six years old, the quality of the data continues to be very encouraging. For example, total employment continues to grow busily, inflation is low and steady, productivity improvement is impressive, and corporate earnings continue to grow at a double-digit rate. In our opinion, it just doesn't get any better than this.

U.S. stocks -- after a brief correction in late March and early April -- continued to surge ahead. In contrast to the wide performance variance in late 1996 and early 1997 between stocks of large companies and small firms, the second quarter rise was uniformly strong.

The serendipitous combination of economic and financial factors, supplemented by positive sentiment among investors and business people, has produced this historic expansion of wealth. As Barron's Financial News Weekly recently noted, the average annual return on stocks during the past fifteen years has been the highest this nation has ever seen. Although there are no economic "storm clouds" in sight, we continue to believe that diversity of investments by asset class and style will be important for future wealth building. Well planned diversification contributes to less fluctuation in overall portfolio performance and, in turn, enhances the compounding effect on the portfolio value.

On June 23, the Golden Oak Family of Funds expanded to include the Value and the Michigan Tax Free Bond Portfolios. The increased breadth of styles will enable investors to satisfy an even wider range of objectives.

Systematic Financial Management will be working with us as sub-adviser to the Value Portfolio. We chose Systematic based on their superior track record (Nelson ranked them in the top 20% of equity managers for the six year period ending 12/31/96) and a clear, disciplined investing process. We expect them to play a key role in assisting Golden Oak shareholders to reach their financial goals.

We appreciate the opportunity to serve your investment needs, and hope that the information in this report is useful to you.


                                         Sincerely,

                                         /S/ SIGNATURE
                                         Dana A. Czmer
                                         Senior Vice President & Trust Officer
                                         Citizens Bank

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

GROWTH                                         Value
PORTFOLIO                           Shares     (000)
--------------------------------------------------------------------------------


COMMON STOCK -- 96.0%
AIR TRANSPORTATION -- 1.1%
Delta Air Lines ..................  5,000     $  444
                                              ------
APPAREL -- 1.1%
Liz Claiborne ....................  9,100        436
                                              ------
APPAREL/TEXTILES -- 4.1%
Jones Apparel Group* ............. 10,600        551
Unifi ............................ 13,200        504
VF Corporation ...................  6,700        601
                                              ------
        Total Apparel/Textiles ...             1,656
                                              ------
AUTOMOTIVE -- 1.6%
Paccar ........................... 12,800        635
                                              ------
BANKS -- 1.8%
Star Banc ........................  3,000        141
State Street ..................... 10,700        600
                                              ------
        Total Banks ..............               741
                                              ------
BEAUTY PRODUCTS -- 1.1%
Amway Asia Pacific LTD ........... 11,500        442
                                              ------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 1.5%
Omnicom Group ....................  8,400        586
                                              ------
COMMUNICATIONS EQUIPMENT -- 1.3%
ADC Telecommunications* .......... 13,300        537
                                              ------
COMPUTER SOFTWARE -- 3.9%
Compuware* ....................... 10,200        631
Microsoft*                          6,800        962
                                              ------
        Total Computer Software ..             1,593
                                              ------
COMPUTERS & SERVICES -- 9.6%
Compaq Computer* ................. 14,000        800
Dell Computer* ................... 14,400      1,231
EMC* ............................. 12,600        636
Quantum* ......................... 22,200        645
Western Digital* ................. 14,400        554
                                              ------
        Total Computers & Services             3,866
                                              ------
COMPUTERS/OFFICE AUTOMATION -- 1.8%
Adaptec* ......................... 12,800        539
Sun Microsystems* ................  4,000        183
                                             -------
        Total Computers/Office Automation        722
                                             -------

GROWTH                                        Value
PORTFOLIO (continued)               Shares    (000)
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.3%
Owens-Illinois* .................. 15,700    $   542
                                             -------
DRUGS -- 7.9%
Bristol-Myers Squibb ............. 11,600        910
Schering Plough .................. 19,800      1,080
Warner Lambert ...................  8,500      1,187
                                             -------
        Total Drugs ..............             3,177
                                             -------
FINANCIAL SERVICES -- 4.9%
Bear Stearns .....................  4,740        193
Greenpoint Financial .............  7,900        520
MBNA .............................  8,900        400
SLM Holding Corporation ..........  5,700        855
                                             -------
        Total Financial Services .             1,968
                                             -------
FOOD, BEVERAGE & TOBACCO -- 0.4%
RJR Nabisco ......................  4,500        148
                                             -------
GLASS PRODUCTS -- 2.2%
Corning .......................... 14,300        884
                                             -------
HOTELS & LODGING -- 0.5%
Marriott International ...........  3,000        206
                                             -------
HOUSEHOLD PRODUCTS -- 1.4%
Sunbeam Oster .................... 13,900        544
                                             -------
INDUSTRIAL -- 1.7%
Tyco International Limited .......  8,700        705
                                             -------
INSURANCE -- 3.3%
Ace Limited ......................  7,000        574
Oxford Health Plan*                 9,000        757
                                             -------
        Total Insurance ..........             1,331
                                             -------
MACHINERY -- 5.2%
Caterpillar ......................  9,800        549
General Electric ................. 22,200      1,558
                                             -------
        Total Machinery                        2,107
                                             -------
MEDICAL SUPPLIES -- 3.6%
Elan ADR ......................... 18,600        884
Guidant ..........................  6,400        584
                                             -------
        Total Medical Supplies ...             1,468
                                             -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

GROWTH                                         Value
PORTFOLIO (continued)               Shares     (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 1.9%
Altera* ........................   10,300     $  622
Ecolab .........................    3,300        154
                                              ------
        Total Miscellaneous Business Services    776
                                              ------
MISCELLANEOUS CONSUMER SERVICES -- 1.4%
Robert Half International* .....   10,600        584
                                              ------
MULTI-LINE INSURERS -- 2.2%
Travelers ......................   12,588        906
                                              ------
OTHER HEALTH SERVICES -- 1.7%
HBO ............................    8,778        679
                                              ------
PETROLEUM & FUEL PRODUCTS -- 6.4%
BJ Services* ...................    8,700        566
Global Marine* .................   21,800        624
Rowan* .........................   10,200        335
Tidewater ......................   11,100        561
USX-Marathon Group .............   15,700        505
                                              ------
        Total Petroleum & Fuel Products        2,591
                                              ------
PRINTING & PUBLISHING -- 1.2%
New York Times, Class A ........    9,300        467
                                              ------
RETAIL -- 9.1%
Costco* ........................   15,100        572
Dayton-Hudson ..................    9,200        595
Dollar General .................   18,375        809
F.W. Woolworth* ................   19,700        558
Tandy ..........................    8,600        511
TJX ............................   21,200        633
                                              ------
        Total Retail ...........               3,678
                                              ------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.2%
Applied Materials* .............    9,100        836
National Semiconductor* ........    5,200        479
                                              ------
        Total Semi-Conductors/Instruments      1,315
                                              ------
SOFTWARE -- 3.3%
BMC Software* ..................   12,600        759
Peoplesoft* ....................    9,900        579
                                              ------
        Total Software .........               1,338
                                              ------
TELEPHONES & TELECOMMUNICATION -- 1.9%
Tellabs* .......................   12,600        754
                                              ------
WHOLESALE -- 2.4%
McKesson .......................   11,300        980
                                              ------

                                     Face
GROWTH                              Amount     Value
PORTFOLIO (concluded)                (000)     (000)
--------------------------------------------------------------------------------
        Total Common Stock
           (Cost $27,450)                    $38,806
                                             -------
REPURCHASE AGREEMENT -- 4.0%
J.P. Morgan Government Securities (A)
    5.70%, dated 07/31/97, matures
    08/01/97, repurchase price
    $1,620,020 (collateralized by
    U.S. Treasury Bond, par value
    $1,363,000, 7.875%, 02/15/21;
    market value $1,652,231) ..... $1,620      1,620
                                             -------
        Total Repurchase Agreement
           (Cost $1,620) .........             1,620
                                             -------
        Total Investments -- 100.0%
           (Cost $29,070)                     40,426
                                             -------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%         18
                                             -------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based on
    2,627,246 outstanding shares of
    beneficial interest ..........            25,851
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based on
    18,329 outstanding shares of
    beneficial interest ..........               179
Distributions in Excess of Net
    Investment Income ............               (15)
Accumulated Net Realized Gain
    on Investments ...............             3,073
Net Unrealized Appreciation
    on Investments ...............            11,356
                                             -------
Total Net Assets -- 100.0% .......           $40,444
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ...            $15.29
                                             =======
Net Asset Value and Redemption Price Per
    Share -- Class A .............            $15.16
                                             =======
Maximum Offering Price Per Share --
    Class A ($15.16 / 94.25% ) ..             $16.08
                                             =======
----------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

VALUE                                          Value
PORTFOLIO                           Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.4%
AIR TRANSPORTATION -- 0.8%
Delta Air Lines .................   2,600     $  231
                                              ------
AIRCRAFT -- 3.9%
Boeing ..........................   6,000        353
Lockheed Martin .................   3,660        390
McDonnell Douglas ...............   4,800        367
                                              ------
        Total Aircraft ..........              1,110
                                              ------
AUTOMOTIVE -- 5.6%
Chrysler ........................  12,810        476
Dana ............................  12,520        569
Ford Motor ......................  13,285        543
                                              ------
        Total Automotive ........              1,588
                                              ------
BANKS -- 15.1%
Chase Manhattan .................   3,675        417
Citicorp ........................   3,900        529
First Union .....................   5,300        538
Fleet Financial Group ...........   7,800        529
J P Morgan ......................   2,930        339
Mellon Bank .....................  11,320        571
NationsBank .....................   5,660        403
Norwest .........................   9,400        593
Republic New York ...............   2,860        330
                                              ------
        Total Banks .............              4,249
                                              ------
BEAUTY PRODUCTS -- 1.8%
Procter & Gamble ................   3,250        494
                                              ------
CHEMICALS -- 3.6%
Dow Chemical ....................   2,520        239
E.I. du Pont de Nemours .........   6,360        426
Hercules ........................   6,705        356
                                              ------
        Total Chemicals .........              1,021
                                              ------
COMPUTERS & SERVICES -- 7.8%
Computer Associates International   5,505        375
Hewlett Packard .................   8,760        614
International Business Machines     8,450        894
Quantum* ........................  10,800        314
                                              ------
        Total Computers & Services             2,197
                                              ------
DRUGS -- 1.1%
Johnson & Johnson ...............   5,060        315
                                              ------

VALUE                                          Value
PORTFOLIO (continued)               Shares     (000)
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 3.8%
Duke Power ......................   7,535     $  382
FPL Group .......................   7,350        352
Nipsco Industries ...............   7,860        331
                                              ------
        Total Electrical Utilities             1,065
                                              ------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 1.1%
General Electric ................   4,600        323
                                              ------
FINANCIAL SERVICES -- 6.4%
Fannie Mae ......................  11,830        560
Household International .........   4,800        622
MBNA ............................  13,855        623
                                              ------
        Total Financial Services               1,805
                                              ------
INDUSTRIAL -- 1.0%
Tyco International Limited ......   3,540        287
                                              ------
INSURANCE -- 7.0%
AIG .............................   5,850        623
Allstate ........................   5,941        469
Sunamerica ......................   9,800        593
Wellpoint Health Networks* ......   5,900        291
                                              ------
        Total Insurance .........              1,976
                                              ------
MACHINERY -- 2.9%
Baker Hughes ....................   6,000        264
Deere ...........................   3,720        212
The Williams Companies ..........   7,300        334
                                              ------
        Total Machinery                          810
                                              ------
MEDICAL PRODUCTS & SERVICES -- 0.6%
Baxter International ............   2,716        157
                                              ------
METALS & MINING -- 4.4%
Aluminum Company of America .....   6,800        602
Phelps Dodge ....................   4,190        356
Reynolds Metals .................   3,500        273
                                              ------
        Total Metals & Mining                  1,231
                                              ------
MISCELLANEOUS BUSINESS SERVICES -- 3.8%
Automatic Data Processing .......   7,540        373
Halliburton .....................   8,820        406
Textron .........................   4,000        280
                                              ------
        Total Miscellaneous Business Services  1,059
                                              ------
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

VALUE                           Shares/Face   Value
PORTFOLIO (continued)            Amount (000)  (000)
--------------------------------------------------------------------------------
OFFICE FURNITURE & FIXTURES -- 1.2%
Hon Industries ..................   5,800    $   347
                                             -------
PETROLEUM REFINING -- 15.6%
Atlantic Richfield ..............   3,000        224
British Petroleum ADR ...........   5,500        453
Chevron .........................   4,900        388
Exxon ...........................  18,800      1,208
Mobil ...........................   6,440        493
Pacific Enterprises .............  11,230        375
Royal Dutch Petroleum ADR .......  17,480        978
Texaco ..........................   2,430        282
                                             -------
        Total Petroleum Refining               4,401
                                             -------
RETAIL -- 1.1%
Family Dollar Stores ............   9,500        309
                                             -------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.9%
Motorola ........................   3,000        241
National Semiconductor* .........  18,700        589
                                             -------
        Total Semi-Conductors/Instruments        830
                                             -------
TELEPHONES & TELECOMMUNICATION -- 4.0%
Bell Atlantic ...................   5,470        397
SBC .............................   6,600        391
US West .........................   9,560        349
                                             -------
        Total Telephones & Telecommunication   1,137
                                             -------
TRANSPORTATION SERVICES -- 2.9%
CNF Transportation ..............   8,595        300
CSX .............................   8,400        519
                                             -------
        Total Transportation Services            819
                                             -------
        Total Common Stock
           (Cost $13,624) .......             27,761
                                             -------


CASH EQUIVALENTS -- 1.7%
Corefund Elite
    Cash Reserve ................    $490        490
                                             -------
        Total Cash Equivalents
           (Cost $490) ..........                490
                                             -------
        Total Investments -- 100.1%
           (Cost $14,114) .......             28,251
                                             -------

VALUE                                          Value
PORTFOLIO (concluded)                          (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)  $   (37)
                                             -------

NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based on
    2,617,254 outstanding shares of
    beneficial interest .........             13,460
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based on
    10 outstanding shares of
    beneficial interest .........                 --
Undistributed Net Investment Income               20
Accumulated Net Realized Gain
    on Investments ..............                597
Net Unrealized Appreciation
    on Investments ..............             14,137
                                             -------
Total Net Assets -- 100.0% ......            $28,214
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..             $10.78
                                             =======
Net Asset Value and Redemption Price
    Per Share -- Class A ........             $10.78
                                             =======
Maximum Offering Price Per Share --
    Class A ($10.78 / 94.25%) ...             $11.44
                                             =======
----------------------------------------------------
* Non-income producing securities
Amounts designated as "--" are either $0 or have
  been rounded to $0.
ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

                                    Face
INTERMEDIATE-TERM INCOME           Amount     Value
PORTFOLIO (continued)               (000)     (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 26.8%
BANKING -- 0.8%
Bank of Montreal
    10.000%, 09/01/98 ..........   $1,000    $ 1,044
                                             -------
FINANCIAL SERVICES -- 8.7%
American Express Credit
    8.500%, 06/15/99 ...........      500        522
Associates Corporation of North America
    8.550%, 07/15/09 ...........    2,000      2,312
Chrysler Financial
   13.250%, 10/15/99 ...........    1,000      1,145
    6.950%, 03/25/02 ...........    3,000      3,068
Ford Motor Credit
    6.250%, 11/08/00 ...........    1,000      1,001
    8.200%, 02/15/02 ...........    1,000      1,071
Household Finance
    9.950%, 03/08/01 ...........      500        557
Lehman Brothers Holding
    5.750%, 02/15/98 ...........    1,000      1,000
                                             -------
        Total Financial Services              10,676
                                             -------
INDUSTRIAL -- 15.3%
Archer Daniels Midland
   10.250%, 01/15/06 ...........    1,000      1,243
Eli Lilly
    8.375%, 12/01/06 ...........    1,000      1,133
Hertz
    7.000%, 11/01/02 ...........    2,800      2,859
Honeywell
    6.750%, 03/15/02 ...........    4,000      4,065
International Lease Finance
    6.270%, 02/10/99 ...........    1,725      1,734
Kaiser Permanente
    9.550%, 07/15/05 ...........    1,390      1,640
Philip Morris
    7.000%, 07/15/05 ...........    1,500      1,517
RR Donnelley & Sons
    9.125%, 12/01/00 ...........      500        544
Union Pacific, Callable
    01/15/01 @ 100
    6.125%, 01/15/04 ...........    1,000        968
US Airways
    6.760%, 04/15/08 ...........      962        966
WMX Technologies
    7.000%, 05/15/05 ...........    2,000      2,050
                                             -------
        Total Industrial .......              18,719
                                             -------

                                    Face
INTERMEDIATE-TERM INCOME           Amount     Value
PORTFOLIO (continued)               (000)     (000)
--------------------------------------------------------------------------------
UTILITIES -- 2.0%
Consolidated Edison of NY
    6.500%, 02/01/01 ...........   $1,000    $ 1,011
Pacific Gas and Electric
    8.750%, 01/01/01 ...........    1,300      1,402
                                             -------
        Total Utilities ........               2,413
                                             -------
        Total Corporate Obligations
           (Cost $32,399) ......              32,852
                                             -------


U.S. GOVERNMENT AGENCY BONDS -- 6.3%
FHLB
    8.120%, 09/26/06 ...........    1,760      1,767
FHLMC
    6.310%, 02/23/04 ...........    2,000      1,977
FNMA
    6.860%, 04/24/00 ...........    1,500      1,504
    5.990%, 10/01/03 ...........    1,500      1,471
SLMA
    6.050%, 09/14/00 ...........    1,000      1,002
                                             -------
        Total U.S. Government Agency Bonds
           (Cost $7,723) .......               7,721
                                             -------


U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.8%
FHLMC
    5.600%, 09/15/00 ...........    2,149      2,118
    5.200%, 01/15/15 ...........    1,000        995
FNMA
    5.750%, 06/25/06 ...........    1,008      1,005
    7.230%, 11/01/06 ...........    2,328      2,365
    7.500%, 06/17/22 ...........    2,000      2,078
FNMA REMIC
    7.174%, 04/25/20 ...........    2,215      2,222
                                             -------
        Total U.S. Agency Mortgage-Backed
           Obligations
           (Cost $10,688) ......              10,783
                                             -------


U.S. TREASURY OBLIGATIONS -- 51.7%
U.S. Treasury Bond
    6.000%, 08/15/99 ...........    8,000      8,036
U.S. Treasury Notes
    7.875%, 04/15/98 ...........    8,300      8,431
    7.000%, 04/15/99 ...........    5,000      5,104

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                    Face
INTERMEDIATE-TERM INCOME           Amount     Value
PORTFOLIO (continued)               (000)     (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- (CONTINUED)
    7.750%, 02/15/01 ...........  $11,500   $ 12,200
    6.250%, 04/30/01 ...........    3,000      3,040
    7.500%, 05/15/02 ...........    2,700      2,879
    6.375%, 08/15/02 ...........   10,000     10,206
    7.875%, 11/15/04 ...........    7,600      8,430
    5.875%, 11/15/05 ...........    3,000      2,966
    6.625%, 05/15/07 ...........    2,000      2,089
                                            --------
        Total U.S. Treasury Obligations
           (Cost $62,627) ......              63,381
                                            --------


ASSET-BACKED SECURITIES -- 4.4%
Bay View Auto Trust 1997-RA-1
    6.290%, 12/15/01 ...........    1,407      1,411
Olympic Automobile Receivables
    Trust 1996-A A3
    5.700%, 04/15/00 ...........    2,000      2,000
WFS Financial Owner Trust 1996-B A3
    6.650%, 08/20/00 ...........    2,000      2,016
                                            --------
        Total Asset-Backed Securities
           (Cost $5,398) .......               5,427
                                            --------


REPURCHASE AGREEMENT -- 0.6%
Dresdner Government Securities (A)
    5.70%, dated 07/31/97, matures
    08/01/97, repurchase price $750,434
    (collateralized by U.S. Treasury
    Inflation Note, par value $765,000,
    3.625%, 07/15/02; market
    value $765,996) ............      750        750
                                            --------
        Total Repurchase Agreement
           (Cost $750) .........                 750
                                            --------
        Total Investments -- 98.6%
           (Cost $119,585) .....             120,914
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 1.4%      1,713
                                            --------

INTERMEDIATE-TERM INCOME                       Value
PORTFOLIO (concluded)                          (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based on
    12,319,774 outstanding shares of
    beneficial interest .................   $122,367
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based on
    6,203 outstanding shares of
    beneficial interest .................         74
Accumulated Net Realized Loss
    on Investments ......................     (1,143)
Net Unrealized Appreciation
    on Investments ......................      1,329
                                            --------
Total Net Assets -- 100.0% ..............   $122,627
                                            ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..........      $9.95
                                            ========
Net Asset Value and Redemption Price
    Per Share -- Class A ................      $9.94
                                            ========
Maximum Offering Price Per Share --
    Class A ($9.94 / 95.5%) .............     $10.41
                                            ========
----------------------------------------------------
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
SLMA -- Student Loan Marketing Association
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

                                      Face
MICHIGAN TAX FREE BOND               Amount    Value
PORTFOLIO                            (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.2%
MICHIGAN -- 100.2%
Alpena County, General Obligation
    Bond, AMBAC
    5.450%, 06/01/01 ............  $  250     $  261
Anchor Bay School District, General
    Obligation Bond
    6.000%, 05/01/03 ............     870        942
Ann Arbor Unlimited General
    Obligation Bond Ser A
    8.250%, 09/01/98 ............     150        157
Ann Arbor Water Supply System,
    Revenue Bond, MBIA
    7.375%, 02/01/02 ............   1,000      1,124
Auburn Hills Finance Authority,
    Tax Allocation (A)
    7.000%, 05/01/00 ............     300        308
Avondale School District,
    General Obligation Bond
    6.600%, 05/01/05 ............     200        215
    6.700%, 05/01/06 ............     200        216
Big Rapids Public School District,
    General Obligation Bond, FGIC
    7.300%, 05/01/05 ............     250        297
Brighton Area School District,
    General Obligation Bond,
    Pre-refunded  @ 101.50 (B)
    6.400%, 05/01/00 ............     100        107
Cadillac Water Supply,
    Pre-refunded @ 100 (B)
    7.300%, 09/01/99 ............     100        106
Calhoun County, General
    Obligation Bond
    4.950%, 07/01/03 ............   1,000      1,032
Central Michigan State Michigan
    University, FGIC
    5.200%, 10/01/09 ............     860        889
Cheboygan Area School District,
    General Obligation Bond, MBIA
    6.000%, 05/01/02 ............     260        279
Chippewa Valley School District,
    General Obligation Bond,
    Pre-refunded @ 101.50 FGIC (B)
    6.200%, 05/01/01 ............     250        271
Clarkston Community Schools,
    General Obligation Bond, FGIC
    5.800%, 05/01/13 ............   1,000      1,051

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
Clinton County Building Authority,
    General Obligation Bond,
    Ser 1990-1, Pre-refunded @ 102 (B)
    6.750%, 09/01/98 ............   $ 100     $  105
Clinton County Building Authority
    Macomb County Project, Ser A
    Pre-refunded @ 102, AMBAC (B)
    6.400%, 11/01/01 ............     250        276
Comstock Public School System,
    General Obligation Bond, FSA
    6.450%, 05/01/98 ............     105        107
De Witt Public Schools, General
    Obligation Bond
    6.600%, 05/01/06 ............     300        329
De Witt Public Schools, General
    Obligation Bond, AMBAC
    6.000%, 05/01/03 ............     935      1,012
Dearborn Building Authority, General
    Obligation Bond, AMBAC
    7.000%, 06/01/01 ............     300        329
Dearborn Municipal Building Authority,
    General Obligation Bond, AMBAC
    7.000%, 06/01/02 ............     475        530
    7.000%, 06/01/03 ............     505        572
Detroit Water Supply System Second
    Lien Revenue Bond, Ser A
    5.100%, 07/01/07 ............     500        524
Detroit Distributable State Aid,
    General Obligation Bond, AMBAC
    5.000%, 05/01/05 ............     200        205
Detroit School District, General
    Obligation Bond, AMBAC
    6.250%, 05/01/12 ............     850        911
Detroit School District, General
    Obligation Bond, Ser XXIII,
    AMBAC
    7.750%, 05/01/10 ............     100        111
Detroit General Obligation,
    Pre-refunded @ 102 (B)
    8.000%, 04/01/11 ............   1,000      1,149
Detroit General Obligation Bond,
    AMBAC
    5.250%, 05/01/08 ............   1,000      1,036
Detroit Sewer Disposal, Revenue
    Bond
    7.250%, 07/01/04 ............     200        215
Detroit Water Supply System,
    Revenue Bond, FGIC
    6.250%, 07/01/07 ............     500        537

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
East Lansing, Refunded General
    Obligation Bond, Ser B
    4.850%, 10/01/07 ............  $  315     $  317
Eastern Michigan University,
    Revenue Bond, AMBAC
    4.700%, 06/01/03 ............     200        204
Eastern Michigan University Special
    Student Fee Projects, Pre-refunded
    @ 101, AMBAC (B)
    6.700%, 06/01/01 ............     300        330
Ferris State University Revenue
    Bond, AMBAC
    5.400%, 10/01/09 ............     675        710
Flat Rock Community School District,
    General Obligation Bond, MBIA
    7.750%, 05/01/04 ............     675        807
Flint General Obligation Bond, MBIA
    6.000%, 11/01/03 ............   1,040      1,130
Fraser Public School District, General
    Obligation Bond, AMBAC
    6.550%, 05/01/99 ............     100        104
Gobles Public Schools, General
    Obligation Bond, AMBAC
    5.300%, 05/01/06 ............     210        213
    5.400%, 05/01/07 ............     235        238
Grand Rapids Building Authority,
    Revenue Bond
    5.375%, 04/01/07 ............     200        209
Grand Rapids Downtown Development
    Authority, Tax Increment Revenue,
    MBIA
    6.600%, 06/01/08 ............     200        226
Grand Rapids Water Supply,
    Revenue Bond, FGIC
    6.400%, 01/01/05 ............   1,000      1,081
Grand Valley Michigan State
    University, Revenue Bond
    4.300%, 10/01/01 ............     500        503
Grandville Public School District,
    General Obligation Bond
    4.000%, 05/01/99 ............     345        345
Haslett Public School District,
    General Obligation Bond, MBIA
    6.000%, 05/01/02 ............     310        332
    6.000%, 05/01/03 ............     310        336

                                      Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
Howell Public Schools, General
    Obligation Bond, FGIC
    5.000%, 05/01/08 ............  $1,000     $1,020
Huron School District, General
    Obligation Bond
    7.250%, 05/01/98 ............     100        102
Ingham County, Proctor Drain System
    Project, General Obligation Bond
    7.050%, 02/01/00 ............     100        103
    7.100%, 02/01/01 ............     180        186
Iron Mountain Finance Authority
    General Obligation Bond, AMBAC
    5.000%, 05/01/05 ............     250        259
Johannesburg-Lewiston Area School
    District General Obligation Bond,
    AMBAC
    6.750%, 05/01/02 ............     280        309
Johannesburg-Lewiston Area School
    System General Obligation Bond,
    AMBAC
    6.750%, 05/01/03 ............     320        359
    6.000%, 05/01/04 ............     365        399
Kalamazoo Borgess Medical Center,
    Ser A, AMBAC
    5.000%, 06/01/04 ............   1,000      1,030
Kalamazoo, City School District,
    General Obligation Bond, FGIC
    4.550%, 05/01/01 ............   1,000      1,011
Kalamazoo Water Supply System
    Project, Revenue Bond
    6.000%, 09/01/07 ............     425        454
Kalamazoo Water Supply, Revenue
    Bond, Pre-refunded @ 101.50 (B)
    6.650%, 09/01/99 ............     100        107
Kent County, Building Authority,
    General Obligation Bond
    5.000%, 12/01/06 ............     500        516
    5.100%, 12/01/07 ............     500        518
Kent Hospital Authority Revenue Bond,
    Mary Free Bed Project, Ser A
    6.250%, 04/01/03 ............     250        264
Kentwood Public School System,
    General Obligation Bond
    5.900%, 05/01/04 ............     750        807
Kentwood Public School System,
    General Obligation Bond,
    Pre-refunded @ 102 (B)
    7.150%, 05/01/99 ............     200        214

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
Lansing Building Authority,
    General Obligation Bond
    6.900%, 06/01/99 ............  $  100     $  105
    7.100%, 06/01/02 ............     100        113
Lansing Finance Authority,
    General Obligation Bond
    6.100%, 10/01/03 ............     250        274
Lansing General Obligation Bond,
    Pre-refunded  @ 102 (B)
    7.100%, 01/01/98 ............     100        105
    7.200%, 01/01/98 ............     125        132
Lincoln School District General
    Obligation Bond, FGIC
    5.750%, 05/01/09 ............     900        964
Livonia Municipal Building Authority,
    Revenue Bond
    5.750%, 06/01/04 ............     250        266
Livonia Public School District,
    General Obligation Bond
    5.450%, 05/01/01 ............     200        208
Livonia Water Supply & Wastwater
    System, Revenue Bond, AMBAC
    5.200%, 11/01/09 ............   1,000      1,021
Macomb County Community College,
    General Obligation Bond
    4.625%, 05/01/99 ............     835        843
Marquette City Hospital Finance
    Authority, Revenue Bond
    7.150%, 04/01/98 ............     100        102
Michigan State University, Ser A
    6.125%, 08/15/07 ............   1,250      1,341
Montague Public School District,
    General Obligation Bond, FSA
    5.125%, 05/01/06 ............     300        311
    5.125%, 05/01/08 ............     300        308
Northville Public Schools, General
    Obligation Bond, FGIC
    5.000%, 05/01/10 ............     500        504
Oak Park, General Obligation
    Bond, ABMAC
    5.200%, 05/01/06 ............     250        261
Oakland County, Acacia Park Drain
    District, General Obligation Bond
    8.000%, 10/01/00 ............     110        122

                                      Face
MICHIGAN TAX FREE BOND               Amount    Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
Oakland County, Acacia Park Drain
    District, General Obligation
    Bond, MBIA
    8.000%, 10/01/99 ............  $  125    $   135
Oakland County, Birmingham Drain
    District, General Obligation Bond
    7.500%, 10/01/01 ............     325        365
Oakland County, Birmingham Drain
    System, General Obligation Bond,
    Ser C
    7.500%, 10/01/99 ............     230        246
    7.500%, 10/01/00 ............     325        357
Oakland County, Bloomfield Drain
    District, General Obligation Bond
    8.000%, 10/01/98 ............     200        209
    7.500%, 10/01/99 ............     200        214
    7.500%, 10/01/00 ............     300        329
    7.500%, 10/01/01 ............     275        309
Oakland County, Caddell Drainage
    District, General Obligation Bond
    6.300%, 11/01/99 ............     100        104
Oakland County, Economic Development
    Authority, Revenue Bond,
    Cranbrook Elderly Community
    Project
    6.375%, 11/01/14 ............   1,000      1,114
Oakland County, General
    Obligation Bond
    6.500%, 11/01/05 ............     500        527
Okemos Public School District,
    General Obligation Bond, Ser I
    6.300%, 05/01/00 ............     750        791
Pewamo Westphalia School District,
    General Obligation Bond, FGIC
    5.000%, 05/01/06 ............     275        284
Plymouth-Canton Community School
    District, General Obligation
    Bond, Ser B
    6.250%, 05/01/02 ............   1,400      1,502
Plymouth-Canton Community School
    District, General Obligation
    Bond
    6.200%, 05/01/05 ............     250        270
Plymouth-Canton Community School
    District, General Obligation
    Bond,
    Ser C
    5.900%, 05/01/02 ............     250        267

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                      Face
MICHIGAN TAX FREE BOND               Amount    Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
Plymouth-Canton School District
    Community, General Obligation
    Bond, Ser B
    6.350%, 05/01/03 ............   $ 300      $ 322
Pontiac Building Authority, General
    Obligation Bond, AMBAC
    6.300%, 04/01/99 ............     120        124
    6.400%, 04/01/00 ............     110        116
    6.875%, 04/01/06 ............     200        218
Redford Township General Obligation
    Bond, AMBAC
    6.750%, 04/01/06 ............     200        222
Reed City Public Schools Authority,
    General Obligation Bond, AMBAC
    5.400%, 05/01/98 ............     250        253
Riverview Community School District,
    General Obligation Bond,
    Pre-refunded @ 101.50 (B)
    6.400%, 05/01/02 ............     250        277
Rochester Community School District
    Revenue Bond, Pre-refunded @ 101 (B)
    7.150%, 05/01/98 ............     200        207
Rochester Hills General Obligation Bond
    5.500%, 11/01/06 ............     250        260
    5.500%, 11/01/07 ............     250        259
Romeo Community School District,
    General Obligation Bond
    6.900%, 05/01/01 ............     100        108
Royal Oak City School District, General
    Obligation Bond, Pre-refunded
    @ 101.50 (B)
    6.500%, 05/01/01 ............     230        252
Royal Oak Hospital Finance Authority,
    Revenue Bond, Pre-refunded @ 102 (B)
    7.750%, 01/01/98 ............     120        130
Royal Oak William Beaumont Hospital
    Finance Authority, Revenue Bond
    7.300%, 01/01/99 ............     100        105
Saline Building Authority, General
    Obligation Bond, AMBAC
    7.000%, 07/01/05 ............     100        111
South Lyon School District, General
    Obligation Bond
    6.500%, 05/01/05 ............     350        377
    6.100%, 05/01/00 ............     100        105

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
South Redford School District General
    Obligation Bond, FGIC
    4.600%, 05/01/02 ............  $  500     $  506
State Building Authority,
    Revenue Bond, AMBAC
    6.750%, 10/01/07 ............     245        273
State Building Authority, Ferris
    State University, Ser 1,
    Pre-refunded @ 101.50 (B)
    6.750%, 10/01/00 ............     250        273
State Building Authority,
    Revenue Bond, Ser I
    6.400%, 10/01/04 ............     650        709
    6.500%, 10/01/05 ............     500        546
    5.500%, 10/01/07 ............   1,000      1,076
State Building Authority,
    Revenue Bond, Ser I, AMBAC
    6.000%, 10/01/02 ............     300        324
State Building Authority,
    Revenue Bond, Ser II
    5.800%, 10/01/98 ............     100        102
    5.900%, 10/01/99 ............     100        104
    6.000%, 10/01/00 ............     100        105
    6.500%, 10/01/05 ............     120        131
State Building Authority,
    Revenue Bond, Ser II, AMBAC
    6.250%, 10/01/04 ............     300        326
State Building Authority,
    Revenue Bond, Ser II, FSA
    6.200%, 10/01/02 ............     250        273
State Environmental Protection
    General Obligation Bond
    6.600%, 11/15/97 ............     250        252
State Hospital Authority Revenue Bond,
    Detroit Medical Center, Ser A
    6.900%, 08/15/99 ............     160        167
    7.100%, 08/15/01 ............     165        179
State Housing Development Authority
    Revenue Bond, Greenwood
    Villa Project, FSA
    6.500%, 09/15/07 ............     160        172
State Hospital Authority Revenue Bond,
    Henry Ford Health Center, Ser A
    5.100%, 11/15/07 ............     600        619

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                      Face
 MICHIGAN TAX FREE BOND             Amount     Value
 PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
State Hospital Finance Authority,
    Revenue Bond, Detroit Medical
    Center Project
    6.250%, 08/15/13 ............  $  675     $  716
State Hospital Finance Authority,
    Revenue Bond, Mclaren Group
    7.000%, 09/15/98 ............     100        104
    7.100%, 09/15/99 ............     100        106
    7.200%, 09/15/00 ............     200        218
State Hospital Finance Authority,
    Revenue Bond, Mclaren Group,
    Ser A
    5.000%, 10/15/04 ............   1,000      1,011
    5.200%, 10/15/06 ............     750        762
State Hospital Finance Authority,
    Revenue Bond, Mercy Health Services,
    Ser Q, AMBAC
    4.450%, 08/15/00 ............     775        782
State Hospital Finance Authority,
    Revenue Bond, Sisters of Mercy
    Project
    4.900%, 08/15/05 ............   1,000      1,025
State Hospital Finance Authority,
    Revenue Bond, Sparrow Group, MBIA
    5.200%, 11/15/07 ............     480        505
    5.300%, 11/15/08 ............     450        475
    5.400%, 11/15/09 ............     450        475
State Municipal Bond Authority,
    Revenue Bond State Revolving Fund
    5.500%, 10/01/06 ............     810        867
    5.150%, 10/01/08 ............   1,000      1,026
State Municipal Building Authority,
    Revenue Bond State Revolving
    Fund, Ser A
    6.000%, 10/01/02 ............   1,000      1,080
State Municipal Building Authority,
    Revenue Bond
    6.500%, 05/01/07 ............     250        278
State Municipal Building Authority,
    Revenue Bond, AMBAC
    7.200%, 11/01/98 ............      55         57
State Municipal Building Revenue
    Bond, Ser B, FGIC (A)
    6.900%, 05/01/99 ............     100        105
State Oakwood Hospital Group,
    Pre-refunded @ 102, FGIC (B)
    7.000%, 07/01/00 ............     500        549
State Power Supply System, MBIA
    5.800%, 11/01/05 ............     400        435

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
State Public Power Agency Belle
    River Project, Ser A
    5.400%, 01/01/01 ............  $  250     $  260
    5.200%, 01/01/04 ............     300        312
State Public Power Agency Campbell
    Project Ser A, AMBAC
    5.500%, 01/01/06 ............     500        533
State Public Power Project,
    Revenue Bond, Ser A
    5.000%, 01/01/03 ............     500        515
State Sisters Mercy Health System, FSA
    5.700%, 02/15/01 ............     250        262
State Strategic Fund Revenue Bond,
    Ford Motor  Project, Ser A
    7.100%, 02/01/06 ............     350        410
State St. John Hospital, Ser A, AMBAC
    5.650%, 05/15/03 ............     300        319
State St. John Medical Center, AMBAC
    5.000%, 05/15/04 ............     750        773
State Trunk Line, Revenue Bond, Ser A
    5.625%, 10/01/03 ............     500        531
State Trunk Line, Revenue Bond,
    Ser B-2
    5.750%, 10/01/04 ............     350        375
State Underground Storage Tank
    Financial Assurance Authority,
    Revenue Bond, Ser I, AMBAC
    5.000%, 05/01/01 ............   1,000      1,030
Traverse City Area Public Schools,
    General Obligation Bond
    7.000%, 05/01/03 ............     100        111
Traverse City Area Public Schools,
    General Obligation Bond,
    Pre-refunded @ 101.50 (B)
    7.000%, 05/01/01 ............     200        222
Traverse City Area Public Schools,
    General Obligation Bond, MBIA
    7.250%, 05/01/05 ............     950      1,122
Troy City School District,
    General Obligation Bond
    6.000%, 05/01/07 ............     250        265
University of Michigan, Revenue Bond
    5.800%, 12/01/05 ............     400        432
University of Michigan, Revenue Bond,
    Major Capital Projects
    5.300%, 04/01/05 ............     250        262

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (continued)                (000)     (000)
--------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
Utica Community Schools,
    General Obligation Bond
    5.750%, 05/01/07 ............  $  500    $   536
Utica Community Schools, Unlimited
    General Obligation Bond
    5.375%, 05/01/02 ............     200        209
Walled Lake Cons School District,
    Unlimited General Obligation Bond
    7.100%, 05/01/03 ............     100        110
Walled Lake School District, Unlimited
    General Obligation Bond, MBIA
    5.500%, 05/01/02 ............     500        526
Warren Building Authority
    Pre-refunded  @ 102, FSA
    8.750%, 11/01/00 ............     100        116
Warren Woods Public School System
    Pre-refunded @ 100.50 (B)
    7.200%, 06/01/00 ............     100        109
Washtenaw County Building Authority,
    Pre-refunded  @ 102, Ser 1 (B)
    7.000%, 04/01/98 ............     100        104
Washtenaw General Obligation,
    Michigan Community College,
    Ser A
    4.900%, 04/01/06 ............   1,200      1,227
Wayne County, Building Authority,
    General Obligation Bond,
    Ser A, MBIA
    4.650%, 06/01/02 ............     500        508
    5.625%, 06/01/04 ............   1,000      1,071
Wayne County, General Obligation
    Bond, Detroit Metro Airport, Ser A, MBIA
    6.400%, 12/01/01 ............     200        217
Wayne County, Revenue Bond, Ecorse
    Creek Drain Project, AMBAC
    7.500%, 11/01/09 ............     500        519
Western Townships Utility Authority,
    General Obligation Bond, FSA
    5.900%, 01/01/99 ............     160        164
Wyandotte Building Authority,
    Revenue Bond
    7.000%, 01/01/03 ............     100        113
Wyandotte Electric Authority
    Revenue Bond, MBIA
    6.250%, 10/01/08 ............   1,700      1,938

                                     Face
MICHIGAN TAX FREE BOND              Amount     Value
PORTFOLIO (concluded)                (000)     (000)
--------------------------------------------------------------------------------
Wyandotte Tax Increment
    Finance Authority, MBIA
    6.100%, 06/01/02 ............  $  500    $   539
                                             -------
        Total Michigan ..........             79,848
                                             -------
        Total Municipal Bonds
               (Cost $76,909) ...             79,848
                                             -------
CASH EQUIVALENTS -- 2.2%
SEI Institutional Tax
  Free Portfolio ................   1,778      1,778
                                             -------
        Total Cash Equivalents
           (Cost $1,778) ........              1,778
                                             -------
        Total Investments -- 102.4%
           (Cost $78,687) .......             81,626
                                             -------
OTHER ASSETS AND LIABILITIES, NET -- (2.4%)   (1,919)
                                             -------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based on
    7,851,599 outstanding shares
    of beneficial interest ......             76,719
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based on
    439 outstanding shares of
    beneficial interest .........                  4
Accumulated Net Realized Gain
    on Investments ..............                 45
Net Unrealized Appreciation
    on Investments ..............              2,939
                                             -------
Total Net Assets -- 100.0% ......            $79,707
                                             =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..             $10.15
                                             =======
Net Asset Value and Redemption Price
    Per Share -- Class A ........             $10.15
                                             =======
Maximum Offering Price Per Share --
    Class A ($10.15 / 95.5%) ....             $10.63
                                             =======
--------------------------------------------------------------------------------
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
Ser -- Series
(A) Security is held in connection with a letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.
(B) Pre-refunded security. The maturity date shown is the pre-refunded date.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited
                                      Face
PRIME OBLIGATION MONEY              Amount     Value
MARKET PORTFOLIO                     (000)     (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 57.2%
BANKING -- 4.5%
Government Development
    Bank of Puerto Rico
    5.790%, 08/19/97 ............ $ 5,200    $ 5,185
Svenska Handels New York
    5.701%, 09/30/97 ............   3,000      2,972
                                             -------
        Total Banking ...........              8,157
                                             -------
FINANCIAL SERVICES -- 39.6%
Aesop Funding
    6.084%, 08/01/97 ............   5,000      5,000
American Express Credit
    5.963%, 08/01/97 ............   5,000      5,000
Apreco
    5.636%, 08/21/97 ............   2,000      1,994
Asset Securitization
    5.715%, 08/06/97 ............   3,000      2,998
Associates Corporation
    of North America
    5.764%, 08/25/97 ............   5,000      4,981
Center Square Funding
    5.652%, 08/15/97 ............   4,880      4,870
Centric Funding
    5.652%, 08/15/97 ............   2,000      1,996
    5.782%, 10/07/97 ............   3,250      3,216
Enterprise Funding
    5.629%, 08/27/97 ............   5,000      4,980
Eureka Securities
    5.676%, 08/04/97 ............   5,000      4,998
Greenwich Funding
    5.618%, 08/15/97 ............   5,200      5,189
Island Finance
    5.661%, 08/11/97 ............   5,000      4,992
Kitty Hawk Funding
    5.822%, 09/02/97 ............   5,000      4,975
Matterhorn Capital
    5.655%, 08/04/97 ............   5,050      5,048
Mont Blanc Capital
    5.654%, 08/11/97 ............   2,500      2,496
Ranger Funding
    5.638%, 08/06/97 ............   6,013      6,008
Rose Funding
    5.736%, 08/29/97 ............   3,000      2,987
                                             -------
        Total Financial Services              71,728
                                             -------

                                    Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO (continued)        (000)     (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- 13.1%
Aon
    5.756%, 08/01/97 ............ $ 1,463   $  1,463
Chevron Transport
    5.908%, 12/08/97 ............   5,000      4,899
Lockheed Martin
    5.817%, 09/11/97 ............   1,700      1,689
New York Times
    5.932%, 08/01/97 ............   5,200      5,200
Societe Generale
    5.853%, 12/10/97 ............   3,000      2,939
Toshiba America
    5.746%, 08/22/97 ............   2,500      2,492
Total International
    5.699%, 10/20/97 ............   5,000      4,938
                                            --------
        Total Industrial ........             23,620
                                            --------
        Total Commercial Paper
           (Cost $103,505) ......            103,505
                                            --------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.0%
FNMA (A)
    5.440%, 08/25/97 ............   9,000      9,000
                                            --------
        Total U.S. Government Agency
           Obligations
           (Cost $9,000) ........              9,000
                                            --------


FLOATING RATE INSTRUMENTS -- 3.3%
Peoples Security Life (A)
    6.063%, 08/01/97 ............   3,000      3,000
Travelers Insurance (A)
    5.925%, 10/01/97 ............   3,000      3,000
                                            --------
        Total Floating Rate Instruments
           (Cost $6,000) ........              6,000
                                            --------


CERTIFICATES OF DEPOSIT -- 2.8%
Regions Bank
    5.650%, 10/31/97 ............   5,000      5,000
                                            --------
        Total Certificates Of Deposit
           (Cost $5,000) ........              5,000
                                            --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

                                    Face
PRIME OBLIGATION MONEY             Amount     Value
MARKET PORTFOLIO (continued)        (000)     (000)
--------------------------------------------------------------------------------


CORPORATE BONDS -- 2.8%
Bank of America (A)
    5.650%, 08/01/97 ............ $ 5,000   $  4,998
                                            --------
        Total Corporate Bonds
           (Cost $4,998) ........              4,998
                                            --------


BANK NOTES -- 9.1%
Bank One, Columbus (A)
    5.546%, 09/24/97 ............   6,000      5,997
BankBoston
    5.650%, 10/08/97 ............   3,000      3,000
Key Bank of Utah (A)
    5.780%, 08/01/97 ............   5,000      4,999
Morgan Guaranty, New York
    5.955%, 06/22/98 ............   2,500      2,499
                                            --------
        Total Bank Notes
           (Cost $16,495) .......             16,495
                                            --------


REPURCHASE AGREEMENTS -- 18.4%
Lehman Government Securities 5.76%,
    dated 07/31/97, matures 08/01/97,
    repurchase price $8,308,329 (collateralized by
    U.S. Treasury STRIPS, par value
    $13,265,000, 11/15/04; market
    value $8,593,498) ...........   8,307      8,307
UBS Government Securities (B)
    5.63%, dated 07/31/97, matures
    08/01/97, repurchase price $25,003,910
    (collateralized by various GNMA
    obligations, total par value
    $33,003,973, 8.00%,
    09/15/11-09/15/26 total
    market value $25,502,340) ...  25,000     25,000
                                            --------
        Total Repurchase Agreements
           (Cost $33,307) .......             33,307
                                            --------
        Total Investments -- 98.6%
           (Cost $178,305) ......            178,305
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 1.4%      2,585
                                            --------

PRIME OBLIGATION MONEY                        Value
MARKET PORTFOLIO (concluded)                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based on
    86,072,340 outstanding shares
    of beneficial interest ......          $ 86,072
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based on
    94,833,473 outstanding shares
    of beneficial interest ......            94,833
Accumulated Net Realized Loss
    on Investments ..............               (15)
                                           --------
Total Net Assets -- 100.0% ......          $180,890
                                           ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..             $1.00
                                           ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A ..             $1.00
                                           ========
--------------------------------------------------------------------------------
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
STRIPS -- Separately Traded Registered Interest and
          Principal Securities
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on July 31, 1997. The date shown is the next reset date.
(B) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS (000)                                                           GOLDEN OAK FAMILY OF FUNDS
For the Six Months Ended July 31, 1997 (except where noted)                                              Unaudited

                                                                       INTERMEDIATE-TERM      MICHIGAN          PRIME OBLIGATION
                                            GROWTH          VALUE           INCOME          TAX FREE BOND         MONEY MARKET
                                           PORTFOLIO    PORTFOLIO (2)      PORTFOLIO        PORTFOLIO (2)           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------

 Investment Income:
   Dividend Income .....................   $  135         $   49           $   --             $   --                 $   --
   Interest Income .....................       57              2            3,805                429                  4,549
--------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income ...........      192             51            3,805                429                  4,549
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ............      127             21              299                 42                    303
   Less: Waiver of Investment
     Advisory Fees .....................       (1)            (2)             (87)               (17)                  (209)
   Administration Fees .................       34              6              120                 17                    162
   Transfer Agent Fees .................       16              3               21                  4                     25
   Custodian Fees ......................        2             --                7                  1                      9
   Professional Fees ...................        4              1               13                  2                     18
   Registration Fees ...................        1              2                4                  4                      2
   Distribution Fees(1) ................       --             --               --                 --                     94
   Trustee Fees ........................        2             --                4                 --                      5
   Printing Expenses ...................        3             --                6                  1                      7
   Other Expenses ......................        1             --                2                 --                      2
--------------------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net of Waivers ....      189             31              389                 54                    418
--------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ...............        3             20            3,416                375                  4,131
--------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold ................    2,560            597             (588)                45                      2
   Net Change in Unrealized
     Appreciation on Investments .......    4,652          1,420            2,050              1,135                     --
--------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
     Gain on Investments ...............    7,212          2,017            1,462              1,180                      2
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting
     From Operations ...................   $7,215         $2,037           $4,878             $1,555                 $4,133
================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares.
(2) Commenced operations on June 23, 1997. Reflects operations for the period June 23, 1997 to July 31, 1997.

                         The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)                                                          GOLDEN OAK FAMILY OF FUNDS
For the Period Ended July 31, 1997 (Unaudited) and the Year Ended January 31, 1997                                 Unaudited



                                                                                                GROWTH                   VALUE
                                                                                               PORTFOLIO             PORTFOLIO(1)
                                                                                        --------------------------   ------------
                                                                                        2/1/97 TO        2/1/96 TO    6/23/97 TO
                                                                                         7/31/97          1/31/97       7/31/97
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ............................................................    $     3         $    11         $    20
  Net Realized Gain (Loss) on Securities Sold ......................................      2,560           2,230             597
  Net Change in Unrealized Appreciation (Depreciation) on Investments ..............      4,652           3,815           1,420
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Investment Operations ....................      7,215           6,056           2,037
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ........................................................................         --             (15)             --
    Class A ........................................................................         --              --              --
  Realized Net Gains
    Class I ........................................................................         --             (82)             --
    Class A ........................................................................         --              (1)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ................................................................         --             (98)             --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ......................................................      3,850           8,771           1,006
  Value from Shares Issued in Connection with Acquisition of Common Trust Fund Assets        --              --          26,599
  Reinvestment of Cash Distributions ...............................................         --              --              --
  Cost of Shares Redeemed ..........................................................     (3,823)         (6,628)         (1,428)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................................................         27           2,143          26,177
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ......................................................         14             150              --
  Reinvestment of Cash Distributions ...............................................         --               1              --
  Cost of Shares Redeemed ..........................................................        (11)            (21)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................................................          3             130              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share Transactions ..................         30           2,273          26,177
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ............................................      7,245           8,231          28,214
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ..............................................................     33,199          24,968              --
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ....................................................................    $40,444         $33,199         $28,214
====================================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ....................................................................        303             790              97
  Shares Issued in Connection with Acquisition of Common Trust Fund Assets .........         --              --           2,660
  Shares Issued in Lieu of Cash Distributions ......................................         --              --              --
  Shares Redeemed ..................................................................       (281)           (601)           (140)
------------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................................................         22             189           2,617
------------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ....................................................................          1               1              --
  Shares Issued in Lieu of Cash Distributions ......................................         --              --              --
  Shares Redeemed ..................................................................         (1)             (2)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................................................         --              (1)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ..............................................         22             188           2,617
====================================================================================================================================





                                                                                         INTERMEDIATE-TERM          MICHIGAN
                                                                                              INCOME              TAX FREE BOND
                                                                                             PORTFOLIO             PORTFOLIO(1)
                                                                                       -----------------------   ---------------
                                                                                       2/1/97 TO     2/1/96 TO     6/23/97 TO
                                                                                        7/31/97       1/31/97        7/31/97
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ............................................................  $  3,416       $  5,917       $   375
  Net Realized Gain (Loss) on Securities Sold ......................................      (588)           (45)           45
  Net Change in Unrealized Appreciation (Depreciation) on Investments ..............     2,050         (3,128)        1,135
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Investment Operations ....................     4,878          2,744         1,555
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ........................................................................    (3,414)        (5,911)         (375)
    Class A ........................................................................        (2)            (6)           --
  Realized Net Gains
    Class I ........................................................................        --             --            --
    Class A ........................................................................        --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions ................................................................    (3,416)        (5,917)         (375)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ......................................................    15,850         27,079         3,653
  Value from Shares Issued in Connection with Acquisition of Common Trust Fund Assets       --             --        77,580
  Reinvestment of Cash Distributions ...............................................        --             --            --
  Cost of Shares Redeemed ..........................................................   (11,435)       (11,494)       (2,710)
----------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................................................     4,415         15,585        78,523
----------------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ......................................................         3             15             4
  Reinvestment of Cash Distributions ...............................................         2              5            --
  Cost of Shares Redeemed ..........................................................       (28)          (139)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................................................       (23)          (119)            4
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share Transactions ..................     4,392         15,466        78,527
----------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ............................................     5,854         12,293        79,707
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ..............................................................   116,773        104,480            --
----------------------------------------------------------------------------------------------------------------------------------
  End of Period ....................................................................  $122,627       $116,773       $79,707
==================================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ....................................................................     1,615          2,757           363
  Shares Issued in Connection with Acquisition of Common Trust Fund Assets .........        --             --         7,758
  Shares Issued in Lieu of Cash Distributions ......................................        --             --            --
  Shares Redeemed ..................................................................    (1,165)        (1,162)         (269)
----------------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................................................       450          1,595         7,852
----------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ....................................................................        --              1            --
  Shares Issued in Lieu of Cash Distributions ......................................        --             --            --
  Shares Redeemed ..................................................................        (3)           (14)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................................................        (3)           (13)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ..............................................       447          1,582         7,852
==================================================================================================================================


                                                                                              PRIME OBLIGATION
                                                                                                MONEY MARKET
                                                                                                  PORTFOLIO
                                                                                           -----------------------
                                                                                           2/1/97 TO     2/1/96 TO
                                                                                            7/31/97       1/31/97
------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ............................................................      $  4,131      $  8,467
  Net Realized Gain (Loss) on Securities Sold ......................................             2           (11)
  Net Change in Unrealized Appreciation (Depreciation) on Investments ..............            --            --
------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Investment Operations ....................         4,133         8,456
------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ........................................................................        (2,252)       (5,202)
    Class A ........................................................................        (1,879)       (3,265)
  Realized Net Gains
    Class I ........................................................................            --            --
    Class A ........................................................................            --            --
------------------------------------------------------------------------------------------------------------------
Total Distributions ................................................................        (4,131)       (8,467)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued ......................................................        74,086       202,332
  Value from Shares Issued in Connection with Acquisition of Common Trust Fund Assets           --            --
  Reinvestment of Cash Distributions ...............................................             3             6
  Cost of Shares Redeemed ..........................................................       (82,537)     (215,233)
------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................................................        (8,448)      (12,895)
------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued ......................................................       208,858       498,815
  Reinvestment of Cash Distributions ...............................................           134           227
  Cost of Shares Redeemed ..........................................................      (185,850)     (502,644)
------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................................................        23,142        (3,602)
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share Transactions ..................        14,694       (16,497)
------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ............................................        14,696       (16,508)
------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ..............................................................       166,194       182,702
------------------------------------------------------------------------------------------------------------------
  End of Period ....................................................................      $180,890      $166,194
==================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ....................................................................        74,086       202,332
  Shares Issued in Connection with Acquisition of Common Trust Fund Assets .........            --            --
  Shares Issued in Lieu of Cash Distributions ......................................             3             6
  Shares Redeemed ..................................................................       (82,537)     (215,233)
------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ...................................................        (8,448)      (12,895)
------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ....................................................................       208,858       498,815
  Shares Issued in Lieu of Cash Distributions ......................................           134           227
  Shares Redeemed ..................................................................      (185,850)     (502,644)
------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ...................................................        23,142        (3,602)
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ..............................................        14,694       (16,497)
==================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on June 23, 1997

              The accompanying notes are an integral part of the financial statements.

                                    18 & 19


FINANCIAL HIGHLIGHTS                                                                              GOLDEN OAK FAMILY OF FUNDS
For a Share Outstanding Throughout the Period
For the Period Ended July 31,1997 (Unaudited) and the Periods Ended January 31,



                NET                     REALIZED         DISTRIBUTIONS           NET                    NET
               ASSET                      AND        --------------------       ASSET                  ASSETS      RATIO OF
               VALUE         NET       UNREALIZED        NET        NET         VALUE                   END        EXPENSES
             BEGINNING   INVESTMENT    GAIN (LOSS)   INVESTMENT  REALIZED        END        TOTAL    OF PERIOD    TO AVERAGE
             OF PERIOD    INCOME    ON INVESTMENTS     INCOME      GAIN       OF PERIOD    RETURN+     (000)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1997**     $12.66         --          2.63            --         --        $15.29       20.77%   $ 40,166        1.10%
    1997        10.26         --          2.44         (0.01)     (0.03)        12.66       23.79      32,973        1.10
    1996        10.00       0.07          1.74         (0.07)     (1.48)        10.26       18.81      24,775        1.10
    1995        10.82       0.08         (0.64)        (0.08)     (0.18)        10.00       (5.24)     32,931        1.10
    1994(1)     10.00       0.08          0.82         (0.08)        --         10.82        9.08      24,955        1.10
GROWTH PORTFOLIO CLASS A
    1997**     $12.57      (0.01)         2.60            --         --        $15.16       20.60%   $    278        1.35%
    1997        10.20      (0.03)         2.43            --      (0.03)        12.57       23.56         226        1.35
    1996         9.96       0.04          1.72         (0.04)     (1.48)        10.20       18.43         193        1.35
    1995        10.81       0.05         (0.67)        (0.05)     (0.18)         9.96       (5.76)        125        1.35
    1994(3)      9.54       0.02          1.27         (0.02)        --         10.81       22.00*        173        1.35*
VALUE PORTFOLIO CLASS I
    1997**(4)  $10.00       0.01          0.77            --         --        $10.78        7.80%   $ 28,214        1.10%
VALUE PORTFOLIO CLASS A
    1997**(4)  $10.00       0.01          0.77            --         --        $10.78        7.80%   $     --        1.35%
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1997**     $ 9.83       0.28          0.12         (0.28)        --        $ 9.95        4.12%   $122,565        0.65%
    1997        10.15       0.54         (0.32)        (0.54)        --          9.83        2.31     116,689        0.65
    1996         9.52       0.56          0.63         (0.56)        --         10.15       12.83     104,270        0.65
    1995        10.19       0.50         (0.67)        (0.50)        --          9.52       (1.61)     80,064        0.65
    1994(1)     10.00       0.46          0.23         (0.46)     (0.04)        10.19        6.99      64,329        0.65
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1997**     $ 9.83       0.26          0.11         (0.26)        --        $ 9.94        3.87%   $     62        0.90%
    1997        10.15       0.52         (0.32)        (0.52)        --          9.83        2.05          84        0.90
    1996         9.52       0.54          0.63         (0.54)        --         10.15       12.54         210        0.90
    1995        10.19       0.48         (0.67)        (0.48)        --          9.52       (1.85)        314        0.90
    1994(3)     10.12       0.31          0.11         (0.31)     (0.04)        10.19        6.72*        365        0.90*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1997**(4)  $10.00       0.05          0.15         (0.05)        --        $10.15        1.88%   $ 79,703        0.65%
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1997**(4)  $10.00       0.05          0.15         (0.05)        --        $10.15        2.04%   $      4        0.90%
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1997**     $ 1.00       0.03            --         (0.03)        --        $ 1.00        2.62%   $ 86,061        0.40%
    1997         1.00       0.05            --         (0.05)        --          1.00        5.21      94,508        0.40
    1996         1.00       0.06            --         (0.06)        --          1.00        5.74     107,409        0.40
    1995         1.00       0.04            --         (0.04)        --          1.00        4.21     109,076        0.40
    1994(1)      1.00       0.03            --         (0.03)        --          1.00        2.87     117,188        0.40
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1997**     $ 1.00       0.02            --         (0.02)        --        $ 1.00        2.49%   $ 94,829        0.65%
    1997         1.00       0.05            --         (0.05)        --          1.00        4.95      71,686        0.65
    1996         1.00       0.05            --         (0.05)        --          1.00        5.47      75,293        0.65
    1995         1.00       0.04            --         (0.04)        --          1.00        3.95      21,018        0.65
    1994(2)      1.00         --            --            --         --          1.00        2.90*        104        0.65*
=============================================================================================================================




                                RATIO OF       RATIO OF
                 RATIO OF       EXPENSES      NET INCOME
                   NET         TO AVERAGE     TO AVERAGE
                  INCOME       NET ASSETS     NET ASSETS    PORTFOLIO    AVERAGE
                TO AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER    COMMISSION
                NET ASSETS      WAIVERS)       WAIVERS)       RATE        RATE++
----------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1997**         0.02%          1.11%          0.01%        62.63%     $0.0600
    1997           0.04           1.11           0.03        130.69       0.0600
    1996           0.62           1.17           0.55        189.48        N/A
    1995           0.74           1.24           0.60         84.00        N/A
    1994(1)        0.77           1.21           0.66         68.91        N/A
GROWTH PORTFOLIO CLASS A
    1997**        (0.23)%         1.36%         (0.24)%       62.63%     $0.0600
    1997          (0.20)          1.36          (0.21)       130.69       0.0600
    1996           0.30           1.42           0.23        189.48        N/A
    1995           0.49           1.49           0.35         84.00        N/A
    1994(3)        0.33*          1.45*          0.23*        68.91        N/A
VALUE PORTFOLIO CLASS I
    1997**(4)      0.68%          1.16%          0.62%         2.96%     $0.0353
VALUE PORTFOLIO CLASS A
    1997**(4)      0.64%          1.35%          0.64%         2.96%     $0.0353
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1997**         5.70%          0.79%          5.56%        39.96%       N/A
    1997           5.48           0.80           5.33         34.67        N/A
    1996           5.68           0.84           5.49        121.47        N/A
    1995           5.21           0.86           5.00        141.51        N/A
    1994(1)        4.47           0.83           4.29         71.73        N/A
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1997**         5.43%          1.04%          5.29%        39.96%       N/A
    1997           5.20           1.05           5.05         34.67        N/A
    1996           5.49           1.09           5.30        121.47        N/A
    1995           4.96           1.11           4.75        141.51        N/A
    1994(3)        4.27*          1.08*          4.09*        71.73        N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1997**(4)      4.47%          0.85%          4.27%         3.73%       N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1997**(4)      4.51%          1.07%          4.34%         3.73%       N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1997**         5.22%          0.66%          4.96%          N/A        N/A
    1997           5.08           0.68           4.80           N/A        N/A
    1996           5.60           0.70           5.30           N/A        N/A
    1995           4.20           0.68           3.92           N/A        N/A
    1994(1)        2.83           0.67           2.56           N/A        N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1997**         4.98%          0.91%          4.72%          N/A        N/A
    1997           4.83           0.93           4.55           N/A        N/A
    1996           5.31           0.95           5.01           N/A        N/A
    1995           3.95           0.93           3.67           N/A        N/A
    1994(2)        2.68*          0.93*          2.40*          N/A        N/A
================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
** For the period ended July 31, 1997 (Unaudited). All ratios for the period have been annualized. Total returns are for the period indicated and have not been annualized.
+   Total return does not reflect the sales charge on Class A shares.
++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations February 1, 1993.
(2) Commenced operations January 20, 1994.
(3) Commenced operations June 18, 1993.
(4) Commenced operations June 23, 1997.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                         GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited


1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). On August 11, 1997 the Board of Directors for the Arbor Fund approved a name change for the Class A shares of each Portfolio to the Class I (Institutional) shares, and the Class B shares to the Class A (Retail) shares. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.


2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

OTHER -- Distributions from net investment income are declared and paid quarterly to Shareholders of the Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.


3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $100,000 for each of the Golden Oak Michigan Tax Free Bond Portfolio and the Golden Oak Value Portfolio and any other new Golden Oak portfolios which the Trust may register.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Distributor receives no fees for its distribution services under the Distribution Agreement. The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.


4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth Portfolio, .29% of the average daily net assets of the Value Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse each Portfolio's expenses) in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more than 1.10% of the average daily net assets of the Equity Portfolios, .65% of the average daily net

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited


assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolio.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value Portfolio pursuant to a sub-advisory agreement dated June 23, 1997 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.


5. Organizational Costs and Transactions with
   Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended July 31, 1997, were as follows:
                                   INTERMEDIATE-  MICHIGAN
                                       TERM       TAX-FREE
                    GROWTH   VALUE    INCOME        BOND
                     (000)   (000)     (000)        (000)
----------------------------------------------------------
Purchases:
  U.S. Government  $    --  $   --    $30,538      $   --
  Other .........   20,878     795     18,991       8,221
Sales:
  U.S. Government  $    --  $   --    $31,834      $   --
  Other .........   20,481   1,091     10,651       2,824

At July 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 1997 for the Equity and Bond Portfolios are as follows:

                                  INTERMEDIATE-  MICHIGAN
                                      TERM       TAX-FREE
                  GROWTH    VALUE    INCOME        BOND
                   (000)    (000)     (000)        (000)
---------------------------------------------------------
Aggregate Gross
  Unrealized
  Appreciation   $11,372   $14,162   $1,454       $2,953
Aggregate Gross
  Unrealized
  Depreciation       (16)      (25)    (125)         (14)
                 -------   -------   ------       ------
Net Unrealized
  Appreciation   $11,356   $14,137   $1,329       $2,939
                 =======   =======   ======       ======

NOTES TO FINANCIAL STATEMENTS (concluded)             GOLDEN OAK FAMILY OF FUNDS
July 31, 1997                                                          Unaudited

7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


8. Common Trust Fund Conversions:

On June 23, 1997, certain Common Trust Funds of Citizens Bank and its affiliates were converted into the Golden Oak Family of Funds. The Funds that were involved in the conversion were as follows:

COMMON TRUST FUND        GOLDEN OAK PORTFOLIO
----------------------------------------------------
Tax Exempt Bond Fund     Michigan Tax Free Bond
                         Portfolio

Value Equity Fund        Value Portfolio

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for each Fund and the net assets (including unrealized appreciation) of each fund immediately before the conversion were as follows:

COMMON            NET     UNREALIZED    GOLDEN OAK
TRUST FUND      ASSETS   APPRECIATION  SHARES ISSUED
-----------------------------------------------------
Tax Exempt
   Bond Fund  $77,580,483 $ 1,803,730    7,758,048

Value Equity
   Fund        26,599,230  12,716,514    2,659,923


9. Consents of Sole Shareholder:

On June 20, 1997, the sole shareholder of the Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Value Portfolio (the "Portfolios") approved the following appointments: SEI Fund Resources as administrator of the Portfolios, Citizens Bank as investment adviser to the assets of the Portfolios, SEI Investments Distribution Co. as distributor of the shares of the Portfolios, Price Waterhouse LLP as independent public accountants of the Portfolios and, for the Golden Oak Value Portfolio, Systematic Financial Management, L.P. as sub-adviser to the assets of that Portfolio.

NOTES

NOTES

THE GOLDEN OAK FAMILY OF FUNDS
GROWTH PORTFOLIO
VALUE PORTFOLIO
INTERMEDIATE-TERM INCOME PORTFOLIO
MICHIGAN TAX FREE BOND PORTFOLIO
PRIME OBLIGATION MONEY MARKET PORTFOLIO

INVESTMENT ADVISER:
CITIZENS BANK
328 SOUTH SAGINAW STREET
FLINT, MI 48502

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

FOR INFORMATION, CALL:
1-800-545-6331

GOK-F-002-02